Risk and Capital Management (Details 17) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Private Pension	R$ 12,184	R$ 9,669	R$ 10,316
5% increase in mortality rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	48	45
Insurance	(7)	(2)
5% decrease in mortality rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	(49)	(48)
Insurance	7	2
Zero Point One Percentage Increase In Riskfree Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	110	102
Insurance	7	10
0.1% decrease in risk-free interest rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	(113)	(104)
Insurance	(7)	(10)
5% increase in conversion in income rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	(13)	(11)
5% decrease in conversion in income rates [Member]
IfrsStatementLineItems [Line Items]
Private Pension	15	11
5% increase in claims [Member]
IfrsStatementLineItems [Line Items]
Insurance	(50)	(58)
5% decrease in claims [Member]
IfrsStatementLineItems [Line Items]
Insurance	R$ 50	R$ 58